RELATED PARTIES BALANCES AND TRANSCATIONS - Schedule of Compensation of Key Management Personnel (Details) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($) shares $ / shares	Dec. 31, 2024 USD ($) shares $ / shares	Dec. 31, 2023 USD ($) shares $ / shares
Disclosure of transactions between related parties [line items]
Salaries and bonuses (*)	$ 12,480	$ 7,801	$ 6,972
TOTAL	12,480	$ 7,801	$ 6,972
Termination benefits expense	$ 4,742
Number of share options granted (in shares) | shares	0	0
RSUs
Disclosure of transactions between related parties [line items]
Number of share options granted (in shares) | shares	169,270	96,447	114,114
RSUs | Minimum
Disclosure of transactions between related parties [line items]
Price of share options granted (in usd per share) | $ / shares	$ 102.61	$ 170.60	$ 148.96
RSUs | Maximum
Disclosure of transactions between related parties [line items]
Price of share options granted (in usd per share) | $ / shares		$ 199.01	$ 194.54